MainStay International Opportunities Fund (Prospectus Summary) | MainStay International Opportunities Fund
MainStay International Opportunities Fund (formerly known as MainStay 130/30 International Fund)
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 89 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class		Class A		Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	1.00%	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class	Class A	Class C	Class I
Management Fees (as an annual percentage of the Fund's average daily net assets)		1.10%	1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	none
Dividend Expense on Securities Sold Short		0.52%	0.54%	0.53%	0.52%
Broker Fees and Charges on Short Sales		1.07%	1.07%	1.07%	1.07%
Remainder of Other Expenses		0.43%	0.23%	0.44%	0.24%
Other Expenses		2.02%	1.84%	2.04%	1.83%
Acquired (Underlying) Fund Fees and Expenses		0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses	[1]	3.42%	3.24%	4.19%	2.98%
[1]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 1.60% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes. This agreement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Investor Class	Class A	Class C	Class I
1 Year	876	859	521	301
3 Years	1,543	1,493	1,272	921
5 Years	2,231	2,150	2,138	1,567
10 Years	4,049	3,895	4,364	3,299

Expense Example, No Redemption (USD $)	Class C
1 Year	421
3 Years	1,272
5 Years	2,138
10 Years	4,364

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 162% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in equity securities of foreign companies. The Fund will typically invest in companies with capitalizations similar to those in the MSCI EAFE® Index at the time of investment (which ranged from $1.0 billion to $210 billion as of December 31, 2012). The Fund may also invest in equity securities with market capitalizations outside of the range of the MSCI EAFE® Index. The Fund may invest in equity securities of companies that trade in emerging or developing markets, as determined by the Fund's Subadvisor, Cornerstone Capital Management Holdings LLC, with significant investments under normal circumstances in at least three countries outside of the United States.

The Fund generally will hold long positions, either directly or through derivatives, equal to approximately 130% of the Fund's net assets, and short positions, either directly or through derivatives, equal to approximately 30% of the Fund's net assets. The proceeds from the short sales may be used to purchase all or a portion of the additional long positions. The long and short positions held by the Fund may vary over time as market opportunities develop. Under normal market conditions, the Fund's long positions may range from 120% to 140% of its net assets and its short positions may range from 20% to 40% of its net assets. The Fund's short sales positions are intended to allow the Fund to maintain additional long positions while keeping the Fund's net exposure to the market at a level similar to a "long only" strategy. As a result, the Fund intends to maintain an approximate 100% net long exposure to the equity market. Additionally, this long/short strategy enables the Fund to reflect both negative and positive views on individual stocks, and by employing this strategy, the Fund seeks to produce returns that exceed those of the MSCI EAFE® Index. However, in times of unusual or adverse market, economic, regulatory or political conditions, the Fund's long positions may be less than 120% of its net assets and/or its short positions may be less than 20% of its net assets. Periods of unusual or adverse market, economic, regulatory or political conditions may exist for as long as 6 months and, in some cases, up to a year.

The Fund may also invest in derivatives, such as futures, options, forward commitments and swap agreements, to try to enhance returns or reduce the risk of loss by hedging certain of its holdings. The Fund may invest in American Depositary Receipts.

Investment Process: The Fund seeks to construct a broadly diversified portfolio across countries, sectors and industries using quantitative analysis to identify undervalued and overvalued securities. Investments are selected using an objective, disciplined and broadly-applied process while seeking to limit exposure to risk. The Subadvisor seeks to control the Fund's exposure to risk by diversifying the Fund's portfolio over a large number of securities. Based on quantitative analysis, the Fund takes long positions in, or overweights relative to the MSCI EAFE® Index, equity securities (i.e., purchases securities outright) that the Fund's Subadvisor believes have a high probability of providing a total return greater than the MSCI EAFE® Index. Also, the Fund will underweight or sell short securities that it believes are likely to underperform. This means that the Fund may sell a security that it does not own, which it may do, for example, when the Subadvisor believes that the value of the security will decline.

In unusual market conditions, the Fund may invest all or a portion of its assets in equity securities of U.S. issuers, investment grade notes and bonds, cash and cash equivalents.

The Subadvisor may sell a security, or reduce or eliminate a short position, if it no longer believes the security will contribute to meeting the investment objective of the Fund, if better opportunities are identified, or if it determines the initial investment expectations are not being met.

Principal Risks

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results.

Short Selling Risk: If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may have substantial short positions and must borrow those securities to make delivery to the buyer. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. The Fund also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with the Fund's custodian to cover the Fund's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Fund's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Fund may not be able to substitute or sell the pledged collateral. Additionally, the Fund must maintain sufficient liquid assets (less any additional collateral pledged to the broker), marked-to-market daily, to cover the short sale obligations. This may limit the Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot go below zero.

By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The use of leverage may increase the Fund's exposure to long positions and make any change in the Fund's net asset value greater than it would be without the use of leverage. This could result in increased volatility of returns. There is no guarantee that the Fund will leverage its portfolio, or if it does, that the Fund's leveraging strategy will be successful or that it will produce a higher return on an investment.

Regulatory Risk: Regulatory authorities in the United States or other countries may prohibit or restrict the ability of the Fund to fully implement its short-selling strategy, either generally or with respect to certain industries or countries, which may impact the Fund's ability to fully implement its investment strategies. Certain foreign countries have adopted, and others may adopt, rules restricting the short-selling of certain stocks. Typically, these restrictions have been focused on financial stocks. The duration and scope of these restrictions have varied from country to country.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio manager's ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of foreign investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Swap transactions tend to shift the Fund's investment exposure from one type of investment to another, and therefore entail the risk that a party will default on its payment obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Fund agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Fund.

Mid-Cap and Small-Cap Stock Risk: Stocks of mid-cap and small-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks. Smaller capitalization companies may be more vulnerable to adverse business or market developments.

Past Performance

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-year period, five-year period and the life of the Fund compare to those of a broad-based securities market index. The Fund has selected the MSCI EAFE® Index as its primary benchmark. The MSCI EAFE® Index consists of international stocks representing the developed world outside of North America.

Performance data for the classes varies based on differences in their fee and expense structures. The Fund commenced operations on September 28, 2007. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008, adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer class would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Annual Returns, Class I Shares (by calendar year 2008-2012)

Best Quarter
2Q/09	24.94%
Worst Quarter
3Q/08	-22.31%

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns	Average Annual Returns, Label	1 Year	5 Years	Average Annual Returns, Since Inception
Investor Class	Investor Class Return Before Taxes	14.50%	(5.21%)	(5.88%)
Class A	Class A Return Before Taxes	14.77%	(5.11%)	(5.79%)
Class C	Class C Return Before Taxes	19.36%	(4.88%)	(5.62%)
Class I	Class I Return Before Taxes	21.76%	(3.83%)	(4.57%)
Class I After Taxes on Distributions	Class I Return After Taxes on Distributions	21.68%	(3.90%)	(4.84%)
Class I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Fund Shares	14.90%	(3.05%)	(3.85%)
MSCI EAFE® Index	MSCI EAFE® Index (reflects no deductions for fees, expenses, or taxes)	17.32%	(3.69%)	(3.84%)

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.